Revenues	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Revenues
2.
 Revenues
Advertising revenues
: The majority of our revenues are derived from contracts for advertising space on billboard, logo and transit displays. Contracts which do not meet the criteria of a lease under ASC 842,
Leases
are accounted for under ASC 606,
Revenue
. The majority of our advertising space contracts do not meet the definition of a lease under ASC 842 and are therefore accounted for under ASC 606. The contract revenues are recognized ratably over their contract life. Costs to fulfill a contract, which include our costs to install advertising copy onto billboards, are capitalized and amortized to Direct advertising expenses (exclusive of depreciation and amortization) in the Condensed Consolidated Statements of Income and Comprehensive Income.
Other revenues:
 Our other component of revenue primarily consists of production services which includes creating and printing the advertising copy. Revenue for production contracts is recognized under ASC 606. Contract revenues for production services are recognized upon satisfaction of the contract which is typically less than one week.
Arrangements with multiple performance obligations:
 Our contracts with customers may include multiple performance obligations. For such arrangements, we allocate revenue to each performance obligation based on the relative standalone selling price. We determine standalone selling prices based on the prices charged to customers using expected cost plus margin.
Deferred revenues:
 We record deferred revenues when cash payments are received or due in advance of our performance obligation. The term between invoicing and when a payment is due is not significant. For certain services we require payment before the product or services are delivered to the customer. The balance of deferred income is considered short-term and will be recognized in revenue within twelve months.
Practical expedients and exemptions:
 The Company is utilizing the following practical expedients and exemptions from ASC 606. We generally expense sales commissions when incurred because the amortization period is one year or less. These costs are recorded within Direct advertising expense (exclusive of depreciation and amortization). We do not disclose the value of unsatisfied performance obligations as the majority of our contracts with customers have an original expected length of less than one year. For contracts with customers which exceed one year, the future amount to be invoiced to the customer corresponds directly with the value to be received by the customer.

The following table presents our disaggregated revenue by source for the three months ended March 31, 2021 and 2020.

	Three Months Ended March 31,
	2021	2020
Billboard advertising	$334,039	$355,305
Logo advertising	19,406	21,392
Transit advertising	17,436	29,872

Net revenues	$370,881	$406,569

(2) Revenue
On January 1, 2018, we adopted FASB Accounting Standards Update (“ASU”)
No. 2014-09
(Codified as ASC 606),
 Revenue from Contracts with Customers
 using the cumulative effect transition method applied to those contracts which were not completed as of January 1, 2018 and are not accounted for under ASC 840,
 Leases
. Results for reporting periods beginning after January 1, 2018 are presented under ASC 606 or 840.
A majority of our billboard, logo, and transit space contracts were accounted for under ASC 840 and continued to be accounted for under the topic until January 1, 2019, our adoption date of ASU
No. 2016-02
(Codified as ASC 842),
 Leases
. Contracts which began prior to January 1, 2019 and were accounted for under ASC 840 continued to be accounted for as a lease until the contract ends or is modified. Contracts beginning or modified on or after January 1, 2019 which do not meet the criteria of a lease under ASC 842 are accounted for under ASC 606,
 Revenue
. The majority of our advertising space contracts do not meet the definition of a lease under ASC 842.
Due to the transition of our advertising space contracts into ASC 606 we are now required to capitalize our costs to fulfill a contract and expense the costs over the contract period. These costs include our costs to install advertising copy onto billboards. These costs were expensed as incurred under ASC 840. During the years ended December 31, 2020 and 2019, we capitalized $22,698 and $24,920, respectively, of costs to fulfill a contract which is included in other current assets on the Consolidated Balance Sheets, net of expensed costs of $23,085 and $15,734, respectively. The expensed costs are recorded in direct advertising expenses (exclusive of depreciation and amortization) in the Consolidated Statements of Income and Comprehensive Income.
Revenue Recognition
Advertising revenues
: The majority of our revenues are derived from contracts for advertising space on billboard, logo and transit displays and were accounted for under ASC 840,
 Leases
prior to January 1, 2019. Upon the Company’s adoption of ASC 842,
 Leases
on January 1, 2019 the majority of our contracts for advertising space transitioned to being accounted for under ASC 606,
 Revenue.
 The contract revenues, under both ASC 840,
 Leases
 and ASC 606,
 Revenue
, are recognized ratably over their contract life.
Other revenues:
 Our other component of revenue primarily consists of production services which includes creating and printing the advertising copy. Revenue for production contracts are recognized under ASC 606,
Revenue
. Contract revenues for production services are recognized upon satisfaction of the contract which is typically less than one week.
Arrangements with multiple performance obligations:
 Our contracts with customers may include multiple performance obligations. For such arrangements, we allocate revenue to each performance obligation based on the relative standalone selling price. We determine standalone selling prices based on the prices charged to customers using expected cost plus margin.
Deferred revenues:
 We record deferred revenues when cash payments are received or due in advance of our performance obligation. The term between invoicing and when a payment is due is not significant. For certain services we require payment before the product or services are delivered to the customer. The balance of deferred income is considered short-term and will be recognized in revenue within twelve months.
Practical expedients and exemptions:
 Upon our transition to ASC 606 from ASC 840, the Company utilized the following practical expedients and exemptions from ASC 606. We generally expense sales commissions when incurred because the amortization period is one year or less. These costs are recorded within direct advertising expense (exclusive of depreciation and amortization). We do not disclose the value of unsatisfied performance obligations as the majority of our contracts with customers have an original expected length of less than one year. For contracts with customers which exceed one year, the future amount to be invoiced to the customer corresponds directly with the value to be received by the customer.
The following table presents our disaggregated revenue by source including revenues accounted for under ASC 840, ASC 842 and ASC 606 for the years ended December 31, 2020, 2019 and 2018.

	2020	2019	2018
Billboard Advertising	$1,403,239	$1,537,542	$1,412,978
Logo Advertising	82,944	84,201	84,424
Transit Advertising	82,673	131,901	129,820

Net Revenues	$1,568,856	$1,753,644	$1,627,222